Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₨ 117,730	$ 1,702	₨ 113,710	[1]	₨ 136,572
Indian statutory income tax rate	34.94%	34.94%	34.61%		34.61%
Tax at Indian statutory income tax rate	₨ 41,140	$ 595	₨ 39,353		₨ 47,265
Disallowable expenses	2,423	35	1,529		1,198
Non-taxable income	(1,917)	(28)	(2,412)		(6,913)
Foreign Currency Translation Reserve (FCTR) recycled on liquidation of subsidiaries to consolidated statements of profit or loss			28,142
Tax holidays and similar exemptions	(8,076)	(117)	(10,152)		(14,755)
Effect of tax rates differences of subsidiaries operating in other jurisdictions	(1,277)	(18)	4,179		(2,515)
Dividend distribution tax	11,018	159	4,042		16,418
Unrecognised tax assets (net)	(2,135)	(31)	2,723		4,492
Capital loss lapsed on account of Merger					3,411
Change in deferred tax balances due to change in income tax rate from 34.608% to 34.944%			742
Capital gains subject to lower tax rate	(1,711)	(25)	(758)		(4,561)
Charge/(credit) in respect of previous years	(75)	(1)	1,227		(803)
Other permanent differences	2,111	31	(2,189)		(5,210)
Total	₨ 41,501	$ 600	₨ 66,426	[1]	₨ 38,027

[1]	Restated (Refer Note 2(b))